New accounting standards and amendments issued but not yet effective	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
New accounting standards and amendments issued but not yet effective
Certain new accounting standards and amendments to accounting standards are effective for the years 2026 and 2027 and earlier application is permitted. The Bank has not early adopted any of these new accounting standards or amendments in preparing these consolidated financial statements.
January 1, 2026: Classification and measurement of financial instruments - Amendments to IFRS 9 and IFRS 7: The specific amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures include new requirements not only for financial institutions but also for corporate entities. These amendments:

a.clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

b.clarify and add further guidance for assessing whether a financial asset meets the solely payments-of-principal-and-interest (SPPI) criterion;
c.add new disclosures for certain instruments with contractual terms that may change cash flows (such as some financial instruments with features linked to the achievement of environmental, social and governance objectives); and

d.update disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

The Bank is currently assessing the impact of the new amendments and, based on the evaluation performed to date, has not identified any material impact on its consolidated financial statements.

January 1, 2027: Presentation and disclosure in financial statements - IFRS 18: This new standard on presentation and disclosure in financial statements, which replaces IAS 1, focuses on updates to the statements of profit or loss.

Key new concepts introduced in IFRS 18 relate to:

a.the structure of the statement of profit or loss with defined subtotals;

b.requirement to determine the most useful summary structure for presenting expenses in the statement of profit or loss disclosures

c.required disclosures in a single note within the financial statements for certain profit or loss performance measures that are reported outside an entity's financial statements (i.e., performance measures defined by management, "MPMs"); and

d.enhanced principles on aggregation and disaggregation that apply to the primary financial statements and notes generally.

The Bank is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the consolidated statement of profit or loss, the statement of cash flows and the additional disclosures required for MPMs. The Bank is also assessing the impact on how information is grouped in the consolidated financial statements, including for items currently labelled as “other”.

January 1, 2027: Subsidiaries without Public Accountability - IFRS 19: This new standard allows for certain eligible subsidiaries that report under IFRS accounting standards apply reduced disclosure requirements of IFRS 19. These reduced disclosure requirement are expected to balance the information needs of users of eligible subsidiaries' financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries. A subsidiary is eligible if:

a.it has no public accountability, and

b.it has an ultimate or intermediate parent company that produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.

The Bank does not anticipate that IFRS 19 will be applied for purposes of the Bank’s consolidated financial statements.